GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Europe | Trade names
Intangible assets with definite lives
Impairment of intangible asset	$ 4.6	$ 6.6